Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Corporate Bonds (16.2%)	Shares/ Par +	Value $ (000’s)
Communications (1.7%)
AT&T, Inc.
4.250%, 3/1/27	1,205,000	1,260
4.350%, 3/1/29	1,035,000	1,095
4.550%, 3/9/49	395,000	414
4.800%, 6/15/44	113,000	120
4.900%, 8/15/37	450,000	495
5.150%, 3/15/42	580,000	652
5.250%, 3/1/37	568,000	646
Discovery Communications LLC 4.650%, 5/15/50	285,000	276
Omnicom Group, Inc. 2.600%, 8/1/31	395,000	365
Paramount Global
4.200%, 6/1/29	330,000	334
4.375%, 3/15/43	350,000	333
Telefonica Emisiones SAU 4.895%, 3/6/48	825,000	853
Time Warner Cable LLC 4.500%, 9/15/42	745,000	689
Verizon Communications, Inc.
1.750%, 1/20/31	10,000	9
4.329%, 9/21/28	621,000	655

Total		8,196

Consumer, Cyclical (1.7%)
AutoNation, Inc. 1.950%, 8/1/28	305,000	273
BMW US Capital LLC 3.250%, 4/1/25 144A	658,000	661
British Airways Pass-Through Trust, Series 2020-1, Class A 2.900%, 9/15/36 144A	404,730	372
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	299
General Motors Financial Co., Inc. 2.700%, 8/20/27	1,530,000	1,439
The Home Depot, Inc. 2.700%, 4/15/25	552,000	550
Honda Motor Co., Ltd. 2.271%, 3/10/25	1,550,000	1,524
Lennar Corp. 4.750%, 5/30/25	870,000	901
Lowe’s Companies, Inc. 3.350%, 4/1/27	897,000	902
Magallanes, Inc.
3.638%, 3/15/25 144A	409,000	412
3.755%, 3/15/27 144A	314,000	313
Toyota Motor Credit Corp. 2.500%, 3/22/24	868,000	868

Total		8,514

Consumer, Non-cyclical (1.2%)
AbbVie, Inc. 2.950%, 11/21/26	800,000	792
Block Financial LLC 3.875%, 8/15/30	530,000	521

Corporate Bonds (16.2%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
CVS Health Corp. 1.300%, 8/21/27	805,000	732
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	279
Global Payments, Inc. 3.750%, 6/1/23	212,000	214
GSK Consumer Healthcare Capital UK PLC 3.125%, 3/24/25 144A	1,002,000	999
HCA, Inc. 3.125%, 3/15/27 144A	765,000	747
Mondelez International, Inc.
2.125%, 3/17/24	204,000	202
2.750%, 4/13/30	71,000	68
Roche Holdings, Inc. 1.000%, 3/10/27 144A	1,270,000	1,233
Viatris, Inc. 4.000%, 6/22/50	92,000	77

Total		5,864

Energy (0.5%)
Enbridge, Inc. 1.600%, 10/4/26	1,150,000	1,063
Petroleos Mexicanos
3.500%, 1/30/23	130,000	130
6.700%, 2/16/32	243,000	231
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	500,000	529
5.875%, 6/30/26	470,000	508
Transcontinental Gas Pipe Line Co. LLC 3.250%, 5/15/30	260,000	253

Total		2,714

Financial (9.1%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/23	658,000	630
3.000%, 10/29/28	989,000	912
6.500%, 7/15/25	706,000	748
Air Lease Corp. 2.875%, 1/15/26	776,000	749
American International Group, Inc. 3.900%, 4/1/26	1,416,000	1,452
American Tower Corp.
3.650%, 3/15/27	272,000	271
3.950%, 3/15/29	100,000	100
Aon Corp / Aon Global Holdings PLC 2.850%, 5/28/27	625,000	611
Ares Capital Corp. 4.200%, 6/10/24	488,000	492
Assured Guaranty US Holdings, Inc. 3.600%, 9/15/51	305,000	263
Athene Global Funding 1.985%, 8/19/28 144A	364,000	320
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 144A	108,000	95
2.750%, 2/21/28 144A	479,000	426

Inflation Protection Portfolio

Corporate Bonds (16.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
Banco Santander SA 4.175%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.000%), 3/24/28	200,000	201
5.179%, 11/19/25	1,000,000	1,034
Bank of America Corp.
2.884%, (ICE LIBOR USD 3 Month plus 1.190%), 10/22/30	782,000	742
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	939,000	930
4.183%, 11/25/27	545,000	556
Bank of Ireland Group PLC 2.029%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 9/30/27 144A	377,000	341
Barclays PLC 1.000%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.050%), 11/24/27	510,000	473
Blackstone Private Credit Fund
2.625%, 12/15/26 144A	105,000	95
3.250%, 3/15/27 144A	526,000	482
Blue Owl Finance LLC 3.125%, 6/10/31 144A	85,000	72
BNP Paribas SA 4.375%, (USD 5 Year Swap Rate plus 1.483%), 3/1/33 144A	460,000	456
BOC Aviation USA Corp. 1.625%, 4/29/24 144A	696,000	669
Brighthouse Financial Global Funding 2.000%, 6/28/28 144A	251,000	223
Broadstone Net Lease LLC 2.600%, 9/15/31	247,000	220
Canadian Imperial Bank of Commerce 3.300%, 4/7/25	750,000	749
The Charles Schwab Corp. 2.450%, 3/3/27	174,000	169
Citigroup, Inc. 3.520%, (ICE LIBOR USD 3 Month plus 1.151%), 10/27/28	399,000	395
Coinbase Global, Inc. 3.375%, 10/1/28 144A	114,000	101
Commonwealth Bank of Australia 3.610%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 2.050%), 9/12/34 144A	505,000	485
Corebridge Financial, Inc. 3.850%, 4/5/29 144A	376,000	376
Deutsche Bank AG
2.311%, (US SOFR plus 1.219%), 11/16/27	714,000	654
3.961%, (US SOFR plus 2.581%), 11/26/25	1,175,000	1,174
Discover Bank 4.682%, (USD 5 Year Swap Rate plus 1.730%), 8/9/28	1,705,000	1,729
DNB Bank ASA 2.968%, (US SOFR Index plus 0.810%), 3/28/25 144A	1,010,000	1,009
First-Citizens Bank & Trust Company 3.929%, (US SOFR plus 3.827%), 6/19/24	1,710,000	1,727
FS KKR Capital Corp. 3.125%, 10/12/28	226,000	201

Corporate Bonds (16.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.250%, 2/14/25 144A	128,000	126
Global Atlantic Finance Co. 3.125%, 6/15/31 144A	265,000	237
The Goldman Sachs Group, Inc.
1.757%, (US SOFR plus 0.730%), 1/24/25	1,040,000	1,014
1.948%, (US SOFR plus 0.913%), 10/21/27	170,000	158
3.814%, (ICE LIBOR USD 3 Month plus 1.158%), 4/23/29	363,000	366
4.250%, 10/21/25	925,000	947
Golub Capital BDC, Inc. 2.500%, 8/24/26	181,000	166
Hercules Capital, Inc. 2.625%, 9/16/26	345,000	317
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24	528,000	510
2.804%, (US SOFR plus 1.187%), 5/24/32	280,000	254
2.999%, (US SOFR plus 1.430%), 3/10/26	460,000	451
ING Groep NV 3.869%, (US SOFR plus 1.640%), 3/28/26	611,000	614
JPMorgan Chase & Co.
1.578%, (US SOFR plus 0.885%), 4/22/27	330,000	307
2.069%, (US SOFR plus 1.015%), 6/1/29	1,387,000	1,278
2.522%, (US SOFR plus 2.040%), 4/22/31	435,000	403
2.947%, (US SOFR plus 1.170%), 2/24/28	313,000	305
Lexington Realty Trust 2.375%, 10/1/31	630,000	559
Main Street Capital Corp.
3.000%, 7/14/26	309,000	287
5.200%, 5/1/24	744,000	759
Morgan Stanley
0.529%, (US SOFR plus 0.455%), 1/25/24	1,288,000	1,267
2.484%, (US SOFR plus 1.360%), 9/16/36	352,000	302
National Australia Bank, Ltd. 2.332%, 8/21/30 144A	332,000	289
Nationwide Building Society 4.125%, (USD ICE SWAP Rate plus 1.849%), 10/18/32 144A	650,000	640
Office Properties Income Trust 2.400%, 2/1/27	392,000	349
Ontario Teachers’ Cadillac Fairview Properties Trust 2.500%, 10/15/31 144A	202,000	185
Owl Rock Capital Corp. 3.400%, 7/15/26	1,850,000	1,737
Phillips Edison Grocery Center Operating Partnership I, LP 2.625%, 11/15/31	240,000	212
Piedmont Operating Partnership LP 2.750%, 4/1/32	428,000	381
Prospect Capital Corp.
3.437%, 10/15/28	159,000	136
3.706%, 1/22/26	428,000	403
Protective Life Global Funding 3.218%, 3/28/25 144A	155,000	155
Rexford Industrial Realty, Inc. 2.150%, 9/1/31	529,000	459
Safehold Operating Partnership LP 2.850%, 1/15/32	533,000	470
Sammons Financial Group, Inc. 3.350%, 4/16/31 144A	1,565,000	1,442

Inflation Protection Portfolio

Corporate Bonds (16.2%)	Shares/ Par +	Value $ (000’s)
Financial continued
SBL Holdings, LLC 5.125%, 11/13/26 144A	350,000	354
SLM Corp. 3.125%, 11/2/26	521,000	483
Societe Generale SA 5.000%, 1/17/24 144A	1,180,000	1,203
Store Capital Corp. 2.700%, 12/1/31	242,000	214
Swedbank AB 3.356%, 4/4/25 144A	200,000	201
UBS Group AG
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	480,000	436
UniCredit SpA 7.830%, 12/4/23 144A	1,605,000	1,703
US Bancorp
2.491%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 0.950%), 11/3/36	495,000	444
Wells Fargo & Co.
3.526%, (US SOFR plus 1.510%), 3/24/28	437,000	436
Westpac Banking Corp.
3.020%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 year plus 1.530%), 11/18/36	280,000	249

Total		45,540

Industrial (0.3%)
DAE Funding LLC 1.550%, 8/1/24 144A	316,000	299
Raytheon Technologies Corp. 4.125%, 11/16/28	1,240,000	1,296

Total		1,595

Technology (0.5%)
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 1/15/27	322,000	324
Broadcom, Inc. 4.000%, 4/15/29 144A	238,000	238
Dell International LLC / EMC Corp. 4.900%, 10/1/26	440,000	461
HP, Inc. 4.000%, 4/15/29	220,000	219
Qorvo, Inc.
3.375%, 4/1/31 144A	335,000	305
4.375%, 10/15/29	478,000	478
Workday, Inc. 3.500%, 4/1/27	275,000	275

Total		2,300

Utilities (1.2%)
Ameren Corp. 1.950%, 3/15/27	1,470,000	1,377
CenterPoint Energy, Inc. 2.650%, 6/1/31	370,000	341
Dominion Energy, Inc. 1.450%, 4/15/26	1,200,000	1,116
Duke Energy Florida LLC 1.750%, 6/15/30	400,000	356

Corporate Bonds (16.2%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Progress LLC 2.000%, 8/15/31	780,000	698
Essential Utilities, Inc. 2.704%, 4/15/30	370,000	349
PG&E Energy Recovery Funding LLC 2.822%, 7/15/46	900,000	805
Sempra Energy
3.250%, 6/15/27	250,000	246
3.300%, 4/1/25	507,000	508

Total		5,796

Total Corporate Bonds (Cost: $84,327)		80,519

Investment Companies (2.4%)
Investment Companies (2.4%)
Vanguard Intermediate-Term Corporate Bond ETF	94,300	8,114
Vanguard Short-Term Corporate Bond ETF	52,100	4,068

Total		12,182

Total Investment Companies (Cost: $13,076)		12,182

Governments (53.0%)
Governments (53.0%)
Tennessee Valley Authority 4.700%, 7/15/33	1,658,000	1,941
US Treasury Inflation Index Bond
0.125%, 1/15/30	24,634,973	26,002
0.125%, 7/15/30	15,347,640	16,275
0.125%, 1/15/31	14,036,490	14,854
0.125%, 7/15/31	5,767,850	6,134
0.125%, 1/15/32	9,581,922	10,190
0.125%, 2/15/51	8,798,659	8,998
0.125%, 2/15/52	851,207	882
0.125%, 10/15/25	7,312,005	7,664
0.125%, 4/15/26	4,179,903	4,369
0.125%, 7/15/26	5,335,285	5,608
0.125%, 10/15/26	10,286,000	10,812
0.250%, 2/15/50	6,034,795	6,330
0.250%, 1/15/25	2,610,609	2,738
0.250%, 7/15/29	2,087,758	2,229
0.375%, 7/15/25	4,622,436	4,888
0.375%, 1/15/27	12,101,232	12,825
0.375%, 7/15/27	10,628,435	11,320
0.500%, 1/15/28	8,546,175	9,141
0.625%, 2/15/43	8,129,825	9,064
0.625%, 1/15/26	18,512,542	19,736
0.750%, 2/15/42	9,857,908	11,256
0.750%, 2/15/45	11,757,059	13,483
0.750%, 7/15/28	1,679,610	1,837
0.875%, 2/15/47	3,318,483	3,968
0.875%, 1/15/29	3,339,450	3,687
1.000%, 2/15/46 b	4,092,528	4,976
1.000%, 2/15/48	1,310,782	1,625
1.000%, 2/15/49	2,735,484	3,417
1.375%, 2/15/44	9,262,157	11,863
1.750%, 1/15/28	1,469,118	1,682
2.000%, 1/15/26	3,469,543	3,888
2.125%, 2/15/41	3,299,853	4,660
2.375%, 1/15/25	372,663	414
2.375%, 1/15/27	801,412	930

Inflation Protection Portfolio

Governments (53.0%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.500%, 1/15/29	936,035	1,140
3.625%, 4/15/28	2,606,700	3,301

Total		264,127

Total Governments (Cost: $256,737)		264,127

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
Golden State Tobacco Securitization Corp. 2.746%, 6/1/34 RB	740,000	672
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	57

Total Municipal Bonds (Cost: $802)		729

Structured Products (21.1%)
Asset Backed Securities (9.7%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B 2.482%, 8/15/46 144A	2,350,000	2,162
Ares XXXIX CLO, Ltd., Series 2016-39A, Class BR2
1.841%, (ICE LIBOR USD 3 Month plus 1.600%), 4/18/31 144A	2,000,000	1,976
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
1.274%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,500,000	1,485
Blackbird Capital Aircraft, Series 2021-1A, Class A 2.443%, 7/15/46 144A	956,845	874
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	144,058	143
Cologix Canadian Issuer LP, Series 2022- 1CAN, Class A2 4.940%, 1/25/52 144A CAD ∞	1,950,000	1,505
Dryden Senior Loan Fund, Series 2016- 43A, Class B2R2 3.093%, 4/20/34 144A	2,000,000	1,914
FirstKey Homes Trust, Series 2020-SFR2, Class D 1.968%, 10/19/37 144A	1,300,000	1,190
Global SC Finance SRL, Series 2021-1A, Class A
1.860%, 4/17/41 144A	1,504,083	1,382
2.170%, 10/17/40 144A	980,205	931
Global SC Finance SRL, Series 2021-2A, Class A 1.950%, 8/17/41 144A	773,231	721
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
1.374%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,125,000	1,122
Goodgreen Trust, Series 2020-1A, Class A 2.630%, 4/15/55 144A	769,670	723
Goodgreen Trust, Series 2021-1A, Class A 2.660%, 10/20/56 144A	530,437	497
Greenwood Park CLO, Ltd., Series 2018-1A, Class A1
1.271%, (ICE LIBOR USD 3 Month plus 1.030%), 4/15/31 144A	1,500,000	1,485

Structured Products (21.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	535,244	535
Hilton Grand Vacations Trust, Series 2019-AA, Class B 2.540%, 7/25/33 144A	864,248	845
J.G. Wentworth XLI LLC, Series 2018-1A, Class B 4.700%, 10/15/74 144A	400,000	422
KKR Financial CLO, Ltd., Series 2018-22A, Class A
1.404%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,493
Magnetite CLO, Ltd., Series 2014-8A, Class AR2
1.221%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,741
Magnetite CLO, Ltd., Series 2021-29A, Class B
1.641%, (ICE LIBOR USD 3 Month plus 1.400%), 1/15/34 144A	1,650,000	1,625
Mosaic Solar Loans LLC, Series 2021-1, Class A 1.510%, 12/20/46 144A	1,282,304	1,175
MVW Owner Trust, Series 2019-2A, Class A 2.220%, 10/20/38 144A	633,445	616
Palmer Square CLO, Ltd., Series 2018-1A, Class A1R2
1.371%, (ICE LIBOR USD 3 Month plus 1.130%), 1/17/31 144A	1,750,000	1,740
Progress Residential Trust, Series 2021-SFR1, Class D 1.805%, 4/17/38 144A	1,000,000	884
Progress Residential Trust, Series 2021-SFR2, Class C 1.997%, 4/19/38 144A	5,050,000	4,632
Progress Residential Trust, Series 2021-SFR8, Class E1 2.382%, 10/17/38 144A	550,000	485
Rockford Tower CLO, Ltd., Series 2020-1A, Class B
2.054%, (ICE LIBOR USD 3 Month plus 1.800%), 1/20/32 144A	1,350,000	1,346
ServiceMaster Brands, Series 2020-1, Class A2I 2.841%, 1/30/51 144A	1,237,500	1,121
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class B 2.750%, 7/15/38 144A	1,170,259	1,144
Sierra Receivables Funding Co. LLC, Series 2021-A1, Class B 1.340%, 11/20/37 144A	2,145,606	2,042
Stratus CLO, Ltd. Series 2021-1A, Class A
0.891%, (ICE LIBOR USD 3 Month plus 0.800%), 12/29/29 144A	1,250,000	1,238
Taco Bell Funding LLC, Series 2021-1A, Class A23 2.542%, 8/25/51 144A	748,125	648

Inflation Protection Portfolio

Structured Products (21.1%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Treman Park CLO, Ltd., Series 2015-1A, Class ARR
1.324%, (ICE LIBOR USD 3 Month plus 1.070%), 10/20/28 144A	736,847	735
Tricon American Homes, Series 2020-SFR2, Class B 1.832%, 11/17/39 144A	1,400,000	1,250
Triton Container Finance VIII LLC, Series 2020-1A, Class A 2.110%, 9/20/45 144A	1,396,000	1,287
Wendys Funding LLC, Series 2021-1A, Class A2II 2.775%, 6/15/51 144A	3,399,313	3,004

Total		48,118

Mortgage Securities (11.4%)
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	186,284	186
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	130,444	130
Angel Oak Mortgage Trust, Series 2019-4, Class A 3.301%, (AFC), 7/26/49 144A	93,226	93
Angel Oak Mortgage Trust, Series 2019-6, Class A3 2.927%, (AFC), 11/25/59 144A	380,343	380
Arroyo Mortgage Trust, Series 2021-1R, Class A2 1.483%, (CSTR, AFC), 10/25/48 144A	449,812	428
Arroyo Mortgage Trust, Series 2021-1R, Class A3 1.637%, (CSTR, AFC), 10/25/48 144A	346,009	330
Bellemeade Re, Ltd., Series 2021-3A, Class M1A
1.049%, (US 30 Day Average SOFR plus 1.000%), 9/25/31 144A	1,475,000	1,462
Bellemeade Re, Ltd., Series 2021-2A, Class M1C
1.899%, (US 30 Day Average SOFR plus 1.850%), 6/25/31 144A	2,108,000	2,052
BX Commercial Mortgage Trust, Series 2020- VIV2, Class C 3.542%, (CSTR), 3/9/44 144A	1,899,000	1,736
BX Commercial Mortgage Trust, Series 2021- VOLT, Class E
2.397%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/36 144A	1,200,000	1,154
BX Commercial Mortgage Trust, Series 2021- VOLT, Class F
2.797%, (ICE LIBOR USD 1 Month plus 2.400%), 9/15/36 144A	1,400,000	1,350
BX Trust, Series 2019-OC11, Class A 3.202%, 12/9/41 144A	1,850,000	1,786
BX Trust, Series 2019-OC11, Class C 3.856%, 12/9/41 144A	1,350,000	1,279
BX Trust, Series 2020-VIVA, Class D 3.667%, (CSTR), 3/11/44 144A	2,014,962	1,807

Structured Products (21.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BXMT, Ltd., Series 2020-FL2, Class B 1.564%, (US 30 Day Average SOFR plus 1.514%), 2/15/38 144A	1,600,000	1,581
Chase Mortgage Finance Corp., Series 2021- CL1, Class M1
1.249%, (US 30 Day Average SOFR plus 1.200%), 2/25/50 144A	420,721	412
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	222,518	220
Credit Suisse Mortgage Trust, Series 2015- WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	64,572	63
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class B
1.627%, (ICE LIBOR USD 1 Month plus 1.230%), 5/15/36 144A	875,000	866
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
1.997%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	2,155,000	2,131
Credit Suisse Mortgage Trust, Series 2021- NQM2, Class A3 1.538%, (AFC), 2/25/66 144A	389,838	376
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 2.856%, 5/25/65 144A	1,474,000	1,466
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3 1.554%, (AFC), 8/25/66 144A	1,116,633	1,057
Extended Stay America Trust, Series 2021- ESH, Class E
3.247%, (ICE LIBOR USD 1 Month plus 2.850%), 7/15/38 144A	1,709,479	1,681
FARM 2021-1 Mortgage Trust, Series 2021-1, Class A 1.000%, (CSTR), 1/25/51 144A	2,226,797	2,065
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series 2019-K088, Class A2 3.690%, 1/25/29	3,000,000	3,154
Federal Home Loan Mortgage Corp., Series K108, Class A2 1.517%, 3/25/30	4,000,000	3,634
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
2.787%, (ICE LIBOR USD 1 Month plus 2.600%), 5/25/24	333,848	333
Imperial Fund Mortgage Trust, Series 2021- NQM1, Class A3 1.617%, (AFC), 6/25/56 144A	456,629	430
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A 4.128%, 7/5/31 144A	2,020,000	2,037
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.858%, (AFC), 10/25/29 144A	446,766	440
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	717,649	709

Inflation Protection Portfolio

Structured Products (21.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.464%, (AFC), 1/25/47 144A	338,150	330
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 2.891%, (AFC), 5/24/60 144A	1,383,000	1,352
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	1,243,512	1,221
Sequoia Mortgage Trust, Series 2019-4, Class A7 3.500%, (AFC), 11/25/49 144A	2,500,267	2,427
Sequoia Mortgage Trust, Series 2021-5, Class A4 2.500%, (AFC), 7/25/51 144A	1,729,928	1,660
SG Residential Mortgage Trust, Series 2021-1, Class A3 1.560%, (AFC), 7/25/61 144A	946,777	897
SLG Office Trust, Series 2021-OVA, Class C 2.850%, 7/15/41 144A	1,850,000	1,646
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E 3.000%, (AFC), 4/25/60 144A	2,503,000	2,509
Starwood Mortgage Residential Trust, Series 2021-1, Class A1 1.219%, (AFC), 5/25/65 144A	1,269,065	1,243
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A	758,631	758
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A	1,284,336	1,277
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	993,553	955
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	1,131,786	1,042
Verus Securitization Trust, Series 2022-3, Class A3 4.130%, (CSTR), 2/25/67 144A	2,458,000	2,420

Structured Products (21.1%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	530,290	516

Total		57,081

Total Structured Products (Cost: $110,420)		105,199

Short-Term Investments (7.0%)
Commercial Paper (3.6%)
BNP Paribas SA 0.000%, 4/29/22	8,000,000	7,997
Wal-Mart Stores, Inc. 0.000%, 4/18/22	10,000,000	9,998

Total		17,995

Financial (0.7%)
Ares Capital Corp. 3.500%, 2/10/23	1,073,000	1,079
FNB Corp. 2.200%, 2/24/23	2,505,000	2,490

Total		3,569

Money Market Funds (2.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	13,533,262	13,533

Total		13,533

Total Short-Term Investments (Cost: $35,121)		35,097

Total Investments (99.9%) (Cost: $500,483)@		497,853

Other Assets, Less Liabilities (0.1%)		502

Net Assets (100.0%)		498,355

Inflation Protection Portfolio

Exchange Traded or Centrally Cleared Derivatives

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
CPURNSA	1.777%	6/24	11,000	USD	$–	$1,297	$1,297	$(25)
CPURNSA	1.715%	6/24	7,400	USD	–	890	890	(18)
CPURNSA	1.860%	7/24	7,500	USD	–	847	847	(19)
CPURNSA	1.858%	8/24	12,700	USD	–	1,437	1,437	(33)
CPURNSA	1.616%	10/24	7,500	USD	–	965	965	(20)
CPURNSA	2.073%	8/27	3,500	USD	–	467	467	(22)
CPURNSA	2.145%	11/27	5,000	USD	(1)	644	644	(6)
CPURNSA	1.793%	10/29	3,700	USD	–	638	638	3
CPURNSA	1.800%	10/29	3,700	USD	–	636	636	3
CPURNSA	1.884%	11/29	2,000	USD	–	330	330	1
CPURNSA	2.695%	8/26	10,000	USD	–	673	673	(19)
CPURNSA	2.513%	8/31	5,000	USD	1	445	446	8
CPURNSA	2.498%	9/31	7,000	USD	1	623	624	10
CPURNSA	2.333%	2/26	13,000	USD	–	1,421	1,421	(30)
CPURNSA	2.210%	1/24	8,000	USD	–	789	788	(23)
CPURNSA	2.273%	1/24	10,000	USD	–	968	968	(28)
CPURNSA	2.260%	2/25	8,000	USD	–	851	851	(23)
CPURNSA	2.243%	1/26	6,000	USD	–	683	683	(12)
CPURNSA	1.078%	6/25	3,000	USD	–	502	502	(6)
CPURNSA	1.291%	5/30	2,000	USD	–	454	454	4
CPURNSA	1.629%	6/30	2,000	USD	–	415	415	3

					$1	$15,975	$15,976	$(252)

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$32	$–	$32	$(284)	$–	$(284)	$–

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Morgan Stanley Capital Services, Inc.	CAD	145	116	6/15/2022	$2	$—	$2
Sell	Morgan Stanley Capital Services, Inc.	CAD	2,009	1,607	6/15/2022	—	(48)	(48)

						$2	$(48)	$(46)

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America NA	2.670%	4/22	3,000	$(223)	$(223)
CPURNSA	Bank of America NA	2.763%	3/23	700	(19)	(19)
CPURNSA	Bank of America NA	2.528%	8/24	2,750	68	68
CPURNSA	Bank of America NA	2.140%	7/25	2,900	311	311
CPURNSA	Bank of America NA	1.790%	8/25	1,500	213	213
CPURNSA	Bank of America NA	2.240%	4/27	3,500	379	379
CPURNSA	Bank of America NA	2.218%	4/27	2,000	222	222
CPURNSA	Bank of America NA	2.235%	4/27	2,000	219	219
CPURNSA	Bank of America NA	2.235%	5/27	5,000	548	548
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	9	9
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	1	1
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	24	24
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	174	174
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	164	164
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	74	74
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(211)	(211)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(102)	(102)
CPURNSA	Goldman Sachs International	1.870%	5/26	8,500	1,319	1,319
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	1,049	1,049
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	991	991
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	338	338
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	326	326
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	434	434

					$6,308	$6,308

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$ 2	$ 6,863	$ 6,865	$(48)	—	$ (555)	$ (603)

+	All par is stated in U.S. Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $115,778 representing 23.3% of the net assets.

b

Cash or securities with an aggregate value of $4,976 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

∞	Foreign Bond — par value is foreign denominated.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $500,484 and the net unrealized appreciation of investments based on that cost was $19,607 which is comprised of $33,942 aggregate gross unrealized appreciation and $14,335 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Inflation Protection Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$729	$—
Corporate Bonds	—	80,519	—
Governments	—	264,127	—
Structured Products	—	105,199	—
Investment Companies	12,182	—	—
Short-Term Investments
Money Market Funds	13,533	—	—
All Others	—	21,564	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	2	—
Total Return Swaps	—	22,839	—

Total Assets:	$25,715	$494,979	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(48)	—
Total Return Swaps	—	(555)	—

Total Liabilities:	$—	$(603)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand